OTHER PAYABLES AND ACCRUED EXPENSES (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrual for Taxes Other than Income Taxes, Current	$ 82,606		$ 0
Accounts Payable, Other, Current	161,455		$ 52,377
Unpaid Rental Fees and Interest Free Loans	$ 119,478	¥ 820,000
Debt Instrument, Maturity Date	Dec. 31, 2019